Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Cash flows from operating activities:
Net income	$ 282,122,000	$ 210,079,000	$ 456,666,000
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	18,597,000	16,496,000	14,829,000
Impairment of long-lived assets	0	0	276,000
Realized loss (gain) on sale of long-lived assets and marketable securities	27,000	275,000	(8,389,000)
Change in derivative instruments, net	3,115,000	(893,000)	1,434,000
Effect of exchange differences on intercompany balances	(2,517,000)	9,467,000	(6,017,000)
Foreign exchange effect of marketable securities and bank deposits	(27,016,000)	25,503,000	(15,157,000)
Deferred income taxes, net	12,262,000	56,007,000	73,706,000
(Increase) decrease in trade receivables, net	(32,088,000)	(2,297,000)	34,413,000
Decrease (increase) in other receivables, prepaid expenses and other	675,000	2,020,000	(4,829,000)
Increase in inventories, net	(5,515,000)	(1,978,000)	(3,770,000)
Decrease (increase) in income tax receivables	73,581,000	10,624,000	(70,390,000)
Increase (decrease) in trade payables	9,881,000	9,049,000	(2,290,000)
Decrease in other accounts payable and accrued expenses	(5,683,000)	(12,012,000)	(28,104,000)
(Decrease) increase in income tax payables	(3,669,000)	2,027,000	(4,843,000)
Income from marketable securities, net	(63,000)	(678,000)
Net cash provided by operating activities	323,709,000	323,689,000	437,535,000
Cash flows from investing activities:
Purchase of property, plant and equipment	(26,992,000)	(26,886,000)	(35,755,000)
Investment in other intangible assets	(3,666,000)	(2,650,000)	(68,000)
Proceeds from short-term bank deposits, net	225,503,000	161,032,000	196,170,000
Proceeds from (investment in) long-term deposits and other assets	70,685,000	396,281,000	(286,607,000)
Investment in marketable securities	(1,165,685,000)	(1,140,853,000)	(376,000)
Proceeds from marketable securities	1,157,317,000	370,363,000	350,000
(Investment in) proceeds from sale of long-lived assets	(26,000)	1,075,000	8,508,000
Net cash provided by (used in) investing activities	257,136,000	(241,638,000)	(117,778,000)
Cash flows from financing activities:
Repurchase of treasury stock	(88,849,000)	(106,986,000)	(294,897,000)
Dividends paid	(500,000,000)
Net cash used in financing activities	(588,849,000)	(106,986,000)	(294,897,000)
Effect of exchange rate changes on cash and cash equivalents	(1,156,000)	1,147,000	(1,218,000)
(Decrease) increase in cash and cash equivalents	(9,160,000)	(23,788,000)	23,642,000
Cash and cash equivalents at the beginning of the period	576,611,000	600,399,000	576,757,000
Cash and cash equivalents at the end of the period	567,451,000	576,611,000	600,399,000
Cash paid during the year for:
Income taxes	71,096,000	55,051,000	99,720,000
Cash received during the year for:
Income taxes	69,436,000	36,668,000	1,938,000
Non-cash investing transactions:
Purchase of property, plant and equipment included in accounts payable	4,740,000	2,281,000	$ 692,000
Non-cash financing transactions:
Purchase of treasury stock		4,348,000
Purchase of marketable securities	$ 2,003,000	$ 3,491,000